Business Combinations and Divestitures (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010	Jan. 01, 2012 Crucell .N. V [Member]	Jan. 02, 2011 Acclarent Inc [Member]	Jul. 03, 2011 Synthes, Inc [Member]	Jan. 02, 2011 Micrus Endovascular Corporation [Member]	Jan. 02, 2011 Respi Vert Ltd [Member]	Jan. 03, 2010 Mentor Corporation [Member]	Jan. 03, 2010 Cougar Biotechnology Inc [Member]	Jan. 03, 2010 Elans Alzheimer's Immunotherapy Program [Member]
Business Acquisition [Line Items]
Fair value of investment in equity investments											$ 793,000,000
Probability of success, lower limit				14.00%	50.00%		50.00%	10.00%		60.00%	40.00%
Probability of success, upper limit				81.00%	53.00%		75.00%	12.00%		85.00%	50.00%
Excess purchase price allocated to intangible assets and goodwill	2,657,000,000	1,185,000,000	2,940,000,000
Discount rate used in probability of success in research and development				16.00%	16.00%		14.00%	17.00%		23.50%	26.00%
Acquired in-process research and development		213,000,000	1,737,000,000	982,000,000	75,000,000		38,000,000	100,000,000	1,107,000,000	971,000,000	679,000,000
Number of American depositary receipts purchased from minority share holder company											107
Committed fund for research and development											250,000,000
Number of American depositary receipts purchased as percentage of ordinary shares of minority share holder company											18.40%
Total consideration paid						21,300,000,000					1,135,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners											49.90%
Non-controlling interest in Equity Method Investment			590,000,000
Company's ownership percentage in Equity investments classified as level 1											50.10%
Cash paid to acquire entity	2,797,000,000	1,269,000,000	2,470,000,000			19,300,000,000					885,000,000
Percent of purchase price exchanged for cash						35.00%
Percent of purchase price exchanged for stock						65.00%
Business Combinations and Divestitures (Textual) [Abstract]
Liabilities assumed	228,000,000	52,000,000	875,000,000
Gains on the divestitures of businesses	$ 1,000,000,000